INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Current
Federal	$ 0	$ 0
State	(21,000)	23,000
Prior Year (over)/under Accrual
Federal	(178,000)	13,000
Total Current Expense	(199,000)	36,000
Deferred Tax Benefit	0	(818,000)
Net Benefit from Income Taxes	$ (199,000)	$ (782,000)